Accounting Policies - Schedule of Impact of IFRS 16 Adoption Recognised as a Decrease to Retained Earnings with Correspond Decrease in Net Assets (Detail) - GBP (£) £ in Millions	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Investment in joint ventures and associates		£ 7	£ 392
Deferred income tax assets		59	60
Trade and other receivables		313	100
Current assets
Trade and other receivables		1,275	1,178
Non-current liabilities
Financial liabilities – borrowings		1,572	674
Deferred income tax liabilities		48	136
Provisions for other liabilities and charges		13	145
Other liabilities		86	155
Current liabilities
Financial liabilities – borrowings		92	46
Trade and other liabilities		£ 1,278	£ 1,400
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy [member]
Non-current assets
Property, plant and equipment (right-of-use assets)	£ 424
Investment in joint ventures and associates	(2)
Deferred income tax assets	1
Trade and other receivables	185
Current assets
Trade and other receivables	7
Non-current liabilities
Financial liabilities – borrowings	(792)
Deferred income tax liabilities	14
Provisions for other liabilities and charges	101
Other liabilities	58
Current liabilities
Financial liabilities – borrowings	(89)
Trade and other liabilities	10
Total decrease in retained earnings at 1 January 2019	£ (83)